Share Capital (Narrative) (Details)	1 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 USD ($) Share shares
Disclosure of classes of share capital [line items]
Number of stock options exercised | Share		71,429	3,322
Shares issued through ATM | shares		188,819	458,404
Proceeds from private placement and equity offering		$ 520,892
Share issuance costs		$ 14,904	$ 86,005
Top of range [Member]
Disclosure of classes of share capital [line items]
Proceeds from private placement and equity offering	$ 20,000,000